Earnouts (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnouts [Line Items]
Earnout shares (in Shares)	12,000,000
Earnout liability (in Dollars)	$ 370,026	$ 488,641
Change in fair value of earnout liabilities (in Dollars)	(118,615)	$ 345,413
Merger Agreement [Member]
Earnouts [Line Items]
Earnout liability (in Dollars)	$ 370,000
Minimum [Member] | Anniversary [Member]
Earnouts [Line Items]
Acquisition Merger	1 year	1 year
Maximum [Member] | Anniversary [Member]
Earnouts [Line Items]
Acquisition Merger	6 years	6 years
Common Class A [Member]
Earnouts [Line Items]
Earnout shares (in Shares)	1,937,500	1,937,500
weighted average closing sale price term	5 years	5 years
Class B Common Stock [Member]
Earnouts [Line Items]
Earnout shares (in Shares)	75,562,500	75,562,500
Common Stock [Member]
Earnouts [Line Items]
Change in fair value of earnout liabilities (in Dollars)	$ 118,600